FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
10.   FINANCIAL INSTRUMENTS

Fair values

The carrying value and estimated fair value of the Company's financial instruments at December 31, 2012 and 2011 are as follows:

(in thousands of $)	2012 Fair value	2012 Carrying value	2011 Fair value	2011 Carrying value
Financial assets:
Restricted cash and investments	1,955	1,955	2,046	2,046
Financial liabilities:
Term Loans	9,886	10,067	12,963	13,422

The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2012 Fair value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	1,955	1,955	—	—
Financial liabilities:
Term Loans	9,886	—	9,886	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Restricted cash and investments - the carrying value is a reasonable estimate of fair value.

Term Loans - the estimated fair value of the Term Loans is based on the quoted market price of the Term Notes or similar notes when available.

Concentrations of risk

The Company's only source of funds for the repayment of the principal and interest on the Term Loans are from charterhire payments from Chevron, investment income and the proceeds, if any, from the sale of the Vessel. Accordingly, the Company's ability to service its obligations on the Term Loans is wholly dependent upon the financial condition, results of operations and cash flows from Chevron.

There is a concentration of credit risk with respect to Restricted Cash and Investments to the extent that all of the amounts are invested with The Bank of New York Mellon.

There is a concentration of credit risk due to the fact that the sole source of charter income is Chevron Transport Corporation.